Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Trade and Other Payables

20.	TRADE AND OTHER PAYABLES

	As of December 31,
	2021	2020
	US$’000	US$’000
Trade payables	32,428	17,358
Other payables	12,356	10,012
	44,784	27,370

Other payables included refund liabilities arising from contracts with customers, which amounted to $9,832 and $7,515 as of December 31, 2021 and 2020, respectively.